Selling and Marketing Expenses - Schedule of Selling and Marketing Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Selling and Marketing Expenses [Abstract]
Marketing and branding expenses	$ 16,934,781	$ 5,983,651	$ 9,133,617
Advertising expenses	2,333,394	2,386,088	2,435,769
Total	$ 19,268,175	$ 8,369,739	$ 11,569,386